FINANCE COSTS AND UNWINDING OF OBLIGATIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of finance costs and unwinding of obligations [Abstract]
Finance costs on bonds, bank loans and other	$ 109	$ 124	$ 135
Amortisation of fees	6	23	4
Lease finance charges	9	8	10
Less: interest captalised	(14)	(17)	(6)
Total finance costs	110	138	143
Unwinding of obligations	6	39	29
Total finance costs and unwinding of obligations (notes 30 and 34)	$ 116	$ 177	$ 172